Retirement Plans And Postretirement Benefits (One-Percentage Point Change In Assumed Health Care Cost Trend Rates) (Details) (Pension Plans, Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2012
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
One Percentage Point Increase, Effect on total service cost and interest cost components	$ 4
One Percentage Point Increase, Effect on benefit obligations	145
One Percentage Point Decrease, Effect on total service cost and interest cost components	(2)
One Percentage Point Decrease, Effect on benefit obligations	(111)
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
One Percentage Point Increase, Effect on total service cost and interest cost components	137
One Percentage Point Increase, Effect on benefit obligations	1,190
One Percentage Point Decrease, Effect on total service cost and interest cost components	(111)
One Percentage Point Decrease, Effect on benefit obligations	$ (979)